Fair value measurements - Partnership's recurring liabilities measured at fair value (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities (at fair value):
Derivative liabilities		$ (4,353,072)	$ (289,606)
Fair Value
Liabilities (at fair value):
Derivative liabilities	$ (3,941,000)	(4,353,072)	(213,093)
Fair Value | Level 2
Liabilities (at fair value):
Derivative liabilities	$ (3,941,000)	$ (4,353,072)	$ (213,093)